Fair Value Measurement - Recurring basis (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Liabilities	¥ 666,417,465
Financial Liabilities Fair Value Disclosure		¥ 646,454,172
Recurring | Short-term investment
Assets
Assets	249,000,432	372,375,701
Level 2 | Recurring | Short-term investment
Assets
Assets	249,000,432	372,375,701
Level 3
Liabilities
Liabilities	666,417,465
Financial Liabilities Fair Value Disclosure		646,454,172
Liability-settled share-based payment to non-employee | Recurring
Liabilities
Liabilities	5,909,662
Liability-settled share-based payment to non-employee | Level 3 | Recurring
Liabilities
Liabilities	5,909,662
Convertible notes | Recurring
Liabilities
Liabilities	366,261,610		¥ 318,466,215
Financial Liabilities Fair Value Disclosure		354,080,264
Convertible notes | Level 3 | Recurring
Liabilities
Liabilities	366,261,610		¥ 318,466,215
Financial Liabilities Fair Value Disclosure		354,080,264
ESA derivative liabilities
Liabilities
Financial Liabilities Fair Value Disclosure		269,251,436
ESA derivative liabilities | Recurring
Liabilities
Liabilities	151,177,400
ESA derivative liabilities | Level 3
Liabilities
Financial Liabilities Fair Value Disclosure		269,251,436
ESA derivative liabilities | Level 3 | Recurring
Liabilities
Liabilities	151,177,400
Warrant liabilities
Liabilities
Financial Liabilities Fair Value Disclosure		19,083,004
Warrant liabilities | Recurring
Liabilities
Liabilities	77,100,474
Warrant liabilities | Level 3
Liabilities
Financial Liabilities Fair Value Disclosure		19,083,004
Warrant liabilities | Level 3 | Recurring
Liabilities
Liabilities	¥ 77,100,474
Liability-settled share-based award to non-employee
Liabilities
Financial Liabilities Fair Value Disclosure		4,039,468
Liability-settled share-based award to non-employee | Level 3
Liabilities
Financial Liabilities Fair Value Disclosure		¥ 4,039,468